BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

On January 26, 2007, ARAMARK Holdings Corporation (the “Company” or “Holdings”), a Delaware corporation controlled by investment funds associated with GS Capital Partners, CCMP Capital Advisors, J.P. Morgan Partners, Thomas H. Lee Partners and Warburg Pincus LLC (collectively, the “Sponsors”), Joseph Neubauer, Chairman and former Chief Executive Officer of ARAMARK Corporation, and certain other members of the Company’s management, acquired all of the outstanding shares of ARAMARK Corporation.

The consolidated financial statements include the accounts of the Company and all of its subsidiaries in which a controlling financial interest is maintained. For those material consolidated subsidiaries in which the Company’s ownership is less than 100%, the outside stockholders’ interests are shown as noncontrolling interest in the accompanying Consolidated Balance Sheets. All significant intercompany transactions and accounts have been eliminated. Certain amounts in the prior period’s financial statements have been reclassified to conform with the current year classifications. The reclassifications had no effect on net income.

Fiscal Year

The Company’s fiscal year is the fifty-two or fifty-three week period which ends on the Friday nearest September 30th. The fiscal years ended September 27, 2013, September 28, 2012 and September 30, 2011 were each fifty-two week periods.

New Accounting Standard Updates

In December 2011, the FASB issued an accounting standard update (“ASU”) that requires companies with financial instruments and derivative instruments that are offset on the balance sheet or subject to a master netting arrangement to provide additional disclosures regarding the instruments impact on a company’s financial position. In January 2013, the FASB issued an accounting standard update to clarify the scope of this ASU. The guidance is effective for the Company beginning in the first quarter of fiscal 2014. The Company is currently evaluating the impact of this pronouncement.

In September 2011, the FASB issued an accounting standard update that simplifies how entities test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted the guidance beginning in fiscal 2013 which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued an accounting standard update that modifies the presentation of comprehensive income in the financial statements. The standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The Company adopted the guidance retrospectively beginning in the first quarter of fiscal 2013 which only resulted in changes to the presentation of the consolidated financial statements.

In June 2012, the FASB issued an accounting standard update which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. The amendment permits an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The Company adopted the guidance beginning in fiscal 2013 which did not have a material impact on the consolidated financial statements.

In February 2013, the FASB issued an accounting standard update which requires companies to disclose information about reclassifications out of accumulated other comprehensive income (“AOCI”). Companies also are required to present reclassifications by component when reporting changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the period, companies must report the effect of the reclassifications on the respective line items in the statement where net income is presented. The guidance is effective for the Company beginning in the first quarter of fiscal 2014. The Company is currently evaluating the impact of this pronouncement.

Revenue Recognition

The Company recognizes sales when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable and collectability is reasonably assured. In each of the Company’s reportable segments, sales are recognized in the period in which services are provided pursuant to the terms of the Company’s contractual relationships with its clients. The Company generally records sales on food and support services contracts (both profit and loss contracts and client interest contracts) on a gross basis as the Company is the primary obligor and service provider.

Certain profit and loss contracts include commissions paid to the client, typically calculated as a fixed or variable percentage of various categories of sales. In some cases these contracts require minimum guaranteed commissions. Commissions paid to clients are recorded in “Cost of services provided.”

Sales from client interest contracts are generally comprised of amounts billed to clients for food, labor and other costs that the Company incurs, controls and pays for. Sales from client interest contracts also include any associated management fees, client subsidies or incentive fees based upon the Company’s performance under the contract. Sales from direct marketing activities are recognized upon shipment. All sales related taxes are presented on a net basis.

Vendor Consideration

Consideration received from vendors include rebates, allowances and volume discounts and are accounted for as an adjustment to the cost of the vendors’ products or services and are reported as a reduction of “Cost of services provided,” “Inventory,” or “Property and Equipment.” Income from rebates, allowances and volume discounts is recognized based on actual purchases in the fiscal period relative to total actual or forecasted purchases to be made over the contractual rebate period agreed to with the vendor. Rebates, allowances and volume discounts related to Inventory held at the balance sheet date are deducted from the carrying value of these inventories. Rebates, allowances and volume discounts related to Property and Equipment are deducted from the costs capitalized.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income

Comprehensive income includes all changes to stockholders’ equity during a period, except those resulting from investments by and distributions to stockholders. Components of comprehensive income include net income (loss), changes in foreign currency translation adjustments (net of tax), pension plan adjustments (net of tax), changes in the fair value of cash flow hedges (net of tax) and changes to the share of any equity investees’ comprehensive income (net of tax).

The tax effects on comprehensive income were as follows (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Pension plan adjustments	$(10,198)	$8,646	$2,207
Foreign currency translation adjustments	13,690	2,684	(5,515)
Fair value of cash flow hedges	(5,776)	(22,197)	(36,050)
Share of equity investee’s comprehensive loss	(1,510)	7,200	—

Accumulated other comprehensive loss consists of the following (in thousands):

	September 27, 2013	September 28, 2012
Pension plan adjustments	$(30,523)	$(50,268)
Foreign currency translation adjustments	3,287	20,429
Fair value of cash flow hedges	(23,994)	(33,106)
Share of equity investee’s Accumulated Other Comprehensive loss	(7,995)	(10,800)

	$(59,225)	$(73,745)

Currency Translation

Gains and losses resulting from the translation of financial statements of non-U.S. subsidiaries are reflected as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction gains and losses included in operating results for fiscal 2013, fiscal 2012 and fiscal 2011 were not material.

Current Assets

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Inventories are valued at the lower of cost (principally the first-in, first-out method) or market. Personalized work apparel, linens and other rental items in service are recorded at cost and are amortized over their estimated useful lives, which primarily range from one to four years. The amortization rates used are based on the Company’s specific experience.

The components of inventories are as follows:

	September 27, 2013	September 28, 2012
Food	40.4%	39.5%
Career apparel and linens	56.5%	57.2%
Parts, supplies and novelties	3.1%	3.3%

	100.0%	100.0%

Property and Equipment

Property and equipment are stated at cost and are depreciated over their estimated useful lives on a straight-line basis. Gains and losses on dispositions are included in operating results. Maintenance and repairs are charged to current operations, and replacements and significant improvements that extend the useful life of the asset are capitalized. The estimated useful lives for the major categories of property and equipment are 10 to 40 years for buildings and improvements and 3 to 10 years for service equipment and fixtures. Depreciation expense during fiscal 2013, fiscal 2012 and fiscal 2011 was $239.1 million, $236.6 million, and $234.5 million, respectively.

Other Assets

Other assets consist primarily of investments in 50% or less owned entities, client contract investments, deferred financing costs, computer software costs and long-term receivables. Investments in which the Company owns more than 20% but less than a majority are accounted for using the equity method. Investments in which the Company owns less than 20% are accounted for under the cost method. Client contract investments generally represent a cash payment provided by the Company to help finance improvement or renovation at the facility from which the Company operates. These amounts are amortized over the contract period. If a contract is terminated prior to its maturity date, the Company is generally reimbursed for the unamortized client contract investment amount. Amortization expense for client contract investments was $100.9 million, $86.9 million and $76.7 million during fiscal 2013, fiscal 2012 and fiscal 2011, respectively.

The Company’s principal equity method investment is its 50% ownership interest in AIM Services Co., Ltd., a Japanese food and support services company (approximately $190.7 million and $233.4 million at September 27, 2013 and September 28, 2012, respectively, which is included in “Other Assets” in the Consolidated Balance Sheets). Summarized financial information for AIM Services Co., Ltd. follows (in thousands):

	September 27, 2013	September 28, 2012
Current assets	$353,240	$433,584
Noncurrent assets	169,469	222,813
Current liabilities	291,926	374,062
Noncurrent liabilities	50,880	74,680

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Sales	$1,693,598	$1,916,620	$1,772,143
Gross profit	192,857	222,033	222,970
Net income	29,236	39,174	41,949

The period to period comparisons of the summarized financial information for AIM Services Co., Ltd., presented in U.S. dollars above, is significantly impacted by currency translation. The Company’s equity in undistributed earnings of AIM Services Co., Ltd., net of amortization related to purchase accounting for the 2007 going-private transaction (the “2007 Transaction”), was $11.5 million, $14.7 million and $18.0 million for fiscal 2013, fiscal 2012 and fiscal 2011, respectively, and is recorded as a reduction of “Cost of services provided” in the Consolidated Statements of Income. During fiscal 2013, fiscal 2012 and fiscal 2011, the Company received $7.9 million, $34.9 million and $10.5 million of cash distributions from AIM Services Co., Ltd, respectively.

Other Accrued Expenses and Liabilities

Accrued expenses and other current liabilities consist principally of insurance accruals, advanced payments from clients, taxes, interest, fair value of interest rate swaps and accrued commissions. Advanced payments from clients as of September 27, 2013 and September 28, 2012 were $292.9 million and $278.5 million, respectively. The Company is self-insured for the risk retained under its health and welfare and general liability and workers’ compensation arrangements. Self-insurance reserves are recorded based on historical claims experience and actuarial analyses. As of September 27, 2013 and September 28, 2012, $93.2 million and $92.2 million of insurance accruals were included in accrued expenses and other current liabilities, respectively.

Noncurrent liabilities consist primarily of deferred compensation, insurance accruals, pension liabilities, environmental obligations, fair value of interest rate swaps and other hedging agreements and asset retirement obligations.

Share-Based Compensation

The Company recognizes compensation cost related to share-based payment transactions in the consolidated financial statements. The cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity award). See Note 11 for additional information on share-based compensation.

Earnings Per Share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted average number of common shares outstanding adjusted to include the potentially dilutive effect of stock awards.

The following table sets forth the computation of basic and diluted earnings per share attributable to ARAMARK Holdings stockholders (in thousands, except per share data):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Earnings:
Income from Continuing Operations attributable to ARAMARK Holdings stockholders	$70,386	$103,254	$95,578
Income (loss) from Discontinued Operations attributable to ARAMARK Holdings stockholders	(1,030)	297	(11,732)

Net income attributable to ARAMARK Holdings stockholders	$69,356	$103,551	$83,846

Shares:
Basic weighted-averages shares outstanding	201,916	203,211	203,525
Effect of dilutive securities	7,454	6,496	6,474

Basic weighted-averages shares outstanding	209,370	209,707	209,999

Earnings Per Share attributable to ARAMARK Holdings stockholders:
Basic:
Income from Continuing Operations	$0.35	$0.51	$0.47
Income (loss) from Discontinued Operations	(0.01)	—	(0.06)

Net income	$0.34	$0.51	$0.41

Diluted:
Income from Continuing Operations	$0.34	$0.49	$0.46
Income (loss) from Discontinued Operations	(0.01)	—	(0.06)

Net income	$0.33	$0.49	$0.40

Share-based awards to purchase 6.0 million, 3.2 million and 7.2 million shares were outstanding at September 27, 2013, September 28, 2012 and September 30, 2011, respectively, but were not included in the computation of diluted earnings per share, as their effect would have been antidilutive. In addition, performance-based options to purchase 7.8 million, 8.7 million and 7.2 million shares were outstanding at September 27, 2013, September 28, 2012 and September 30, 2011, respectively, but were not included in the computation of diluted earnings per share, as the performance targets were not met.

Supplemental Cash Flow Information

(dollars in millions)	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Interest paid	$350.6	$422.5	$386.4
Income taxes paid	$74.8	$82.5	$64.9

Significant noncash activities follow:

•

During fiscal 2013, fiscal 2012 and fiscal 2011, the Company executed capital lease transactions. The present value of the future rental obligations was approximately $16.1 million, $17.0 million and $16.2 million for the respective periods, which is included in property and equipment and long-term borrowings.

•

During fiscal 2013, fiscal 2012 and fiscal 2011, approximately $3.5 million, $6.7 million and $4.8 million of common stock of the Company was repurchased through the issuance of promissory notes, respectively.

•

During fiscal 2013, fiscal 2012 and fiscal 2011, cashless settlements of the exercise price and related employee minimum tax withholding liabilities of share-based payment awards were approximately $26.9 million, $27.0 million and $25.9 million, respectively.